GROUP COMPANIES	12 Months Ended
Dec. 31, 2019
Interest In Other Entities [Abstract]
GROUP COMPANIES
Group companies
In accordance with section 409 of the Companies Act 2006, a full list of the Company’s subsidiaries, partnerships, associates, joint ventures and joint arrangements as at 31 December 2019 is disclosed below, along with the country of incorporation, the registered address and the effective percentage of equity owned at that date. Unless otherwise stated, each entity has a share capital comprising a single class of ordinary shares and is wholly owned and indirectly held by Coca-Cola European Partners plc.

Name	Country of incorporation	% equity interest	Registered address
Agua De La Vega Del Codorno, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Aguas De Cospeito, S.L.U.	Spain	100%	Crta. Pino km. 1 - 2, 27377, Cospeito (Lugo), Spain
Aguas De Santolin, S.L.U.	Spain	100%	C/ Real, s/n 09246, Quintanaurria (Burgos)
Aguas Del Maestrazgo, S.L.U.	Spain	100%	C/ Monasterio de las huelgas, 7, Pol.ind.Alcalde Caballero, 50014 (Zaragoza)
Aguas Del Toscal, S.A.U.	Spain	100%	Ctra. de la Pasadilla, km. 3- 35250, ingenio (Gran Canaria)
Aguas Vilas Del Turbon, S.L.U.	Spain	100%	C/ Monasterio de las huelgas, 7, Pol.ind.Alcalde Caballero, 50014 (Zaragoza)
Aitonomi AG	Switzerland	15%	Rue Technopôle 10, 3960 Sierre
Amalgamated Beverages Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
BBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
Bebidas Gaseosas Del Noroeste, S.L.U.	Spain	100%	Avda. Alcalde Alfonso Molina, s/n- 15007 (A Coruña)
Beganet, S.L.U.	Spain	100%	Avda. Paisos Catalans, 32 – 08950 (Esplugues de Llobregat)
BH Holdings Lux Commandite SCS	Luxembourg	100%(B)	2, Rue des Joncs, L-1818, Howald
BH Holdings Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
BH Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
BH SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Birtingahúsið ehf.	Iceland	34.5%	Laugavegur 174, 105, (Reykjavík)
BL Bottling Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Great Britain Limited	United Kingdom	100%(D)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holdings (Luxembourg) SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Bottling Holdings (Netherlands) B.V.	Netherlands	100%	Watermanweg 30, 3067 GG (Rotterdam)
Bottling Holdings Europe Limited	United Kingdom	100%(A)(E)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Bottling Holding France SAS	France	100%	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
CC Digital GmbH	Germany	50%	Stralauer Allee 4, 10245 (Berlin)
CC Erfrischungsgetränke Oldenburg Verwaltungs GmbH	Germany	100%	Sandkruger, Straße 234, 26133 (Oldenburg)
CC Iberian Partners Gestion S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
CC Verpackungsgesellschaft mit beschraenkter Haftung	Germany	100%	Schieferstraße 20 06126 Halle (Saale)
CCEP Group Services Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Holdings Norge AS	Norway	100%	Robsrudskogen 5, 1470 (Lørenskog)
CCEP Holdings Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87 (Haninge)
CCEP Holdings UK Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Ventures Europe Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCEP Ventures UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
CCIP Soporte, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)

Name	Country of incorporation	% equity interest	Registered address
Classic Brand (Europe) Designated Activity Company	Ireland	100%	4th Floor, 25-28 Adelaide Road, D02 RY98 (Dublin 2)
Cobega Embotellador, S.L.U.	Spain	100%	Avda Paisos Catalans, 32 - 08950 (Esplugues de Llobregat)
Coca-Cola European Partners (Initial LP) Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners (Scotland) Limited	United Kingdom	100%	52 Milton Road, College Milton, East Kilbride, Scotland, G74 5DJ
Coca-Cola European Partners Belgium SPRL	Belgium	100%	Chaussée de Mons 1424, 1070 (Brussels)
Coca-Cola European Partners Deutschland GmbH	Germany	100%(F)	Stralauer Allee 4, 10245 (Berlin)
Coca-Cola European Partners France SAS	France	100%(G)	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Coca-Cola European Partners Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings Great Britain Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Holdings US, Inc.	United States	100%(A)	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola European Partners Iberia, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Coca-Cola European Partners Ísland ehf.	Iceland	100%	Studlahals 1, 110 (Reykjavik)
Coca-Cola European Partners Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
Coca-Cola European Partners Nederland B.V.	Netherlands	100%	Watermanweg 30, 3067 GG (Rotterdam)
Coca-Cola European Partners Norge AS	Norway	100%	Robsrudskogen 5, 1470 (Lørenskog)
Coca-Cola European Partners Pension Scheme Trustees Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Portugal Unipessoal, LDA	Portugal	100%	Quinta da Salmoura - Cabanas, 2929- 509, Azeitão (Setúbal)
Coca-Cola European Partners Services Bulgaria EOOD	Bulgaria	100%	48, Sitnyakovo Blvd, Serdika Center, Office Building, floor 5, 1505 (Sofia)
Coca-Cola European Partners Services Europe Limited	United Kingdom	100%	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Coca-Cola European Partners Services SPRL	Belgium	100%(C)	Chaussée de Mons 1424, 1070 (Brussels)
Coca-Cola European Partners Sverige AB	Sweden	100%	Dryckesvägen 2 C, 136 87 (Haninge)
Coca-Cola European Partners US II, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola European Partners US, LLC	United States	100%	Corporation Trust Center, 1209 Orange Street, Wilmington 19801 (Delaware)
Coca-Cola Immobilier SCI	France	100%(G)	9, chemin de Bretagne, 92784 (Issy-les-Moulineaux)
Coca-Cola Production SAS	France	100%	Zone d’entreprises de Bergues, Commune de Socx, 59380 (Bergues)
Compañía Asturiana De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Nava, 18-3ª (Granda) Siero - 33006 (Oviedo)
Compañía Castellana De Bebidas Gaseosas, S.L.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Compañía Levantina De Bebidas Gaseosas, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet, 36, 46930 (Quart de Poblet)
Compañía Norteña De Bebidas Gaseosas, S.L.U.	Spain	100%	C/ Ibaizábal, 57 - 48960 Galdakao (Bizkaia)
Compañía Para La Comunicación De Bebidas Sin Alcohol, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)

Name	Country of incorporation	% equity interest	Registered address
Conversia IT, S.L.U.	Spain	100%	C/ Ribera del loira, 20-22, 2ª Planta - 28042 (Madrid)
Developed System Logistics, S.L.U.	Spain	100%	Av. Henry Ford, 25, Manzana 19, Complejo Pq. Ind. Juan Carlos I , 46220 Picassent (Valencia)
GBH Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
GR Bottling Holdings UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Herdt Verwaltungsgesellschaft mit beschränkter Haftung i.L	Germany	100%	Karl-Herdt-Weg 100, 63075 (Offenbach)
Infineo Recyclage SAS	France	49%(H)	Sainte Marie la Blanche – 21200 (Dijon)
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Bedienden-Arbeiders OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 (Brussels)
Instelling voor Bedrijfspensioenvoorziening Coca-Cola European Partners Belgium/Coca-Cola European Partners Services – Kaderleden OFP	Belgium	100%	Bergensesteenweg 1424 – 1070 (Brussels)
Iparbal, 99 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
IPARSOFT, 2004 S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
KOL SAS	France	25%	12 rue d'Anselme, 93400 Paris, France
Kollex GmbH	Germany	25%	Torstraße 155, 10115 (Berlin)
Lusobega, S.L.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Madrid Ecoplatform, S.L.U.	Spain	100%	C/Pedro Lara, 8 Pq. Tecnológico de Leganes- 28919 (Leganes)
Peña Umbria, S.L.U.	Spain	100%	Av. Real Monasterio de Sta. María de Poblet, 36 - 46930 (Quart de Poblet)
Refecon Águas S.A.	Portugal	100%	Quinta da Salmoura - Cabanas-2929- 509 Azeitão (Setúbal)
Refrescos Envasados Del Sur, S.L.U.	Spain	100%	Autovía del Sur A-IV, km.528- 41309 La Rinconada (Sevilla)
Refrige Sgps, S.A.	Portugal	100%	Quinta da Salmoura- Cabanas, 2929-509 (Azeitão)
Roalba, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Solares y Edificios Norteños, S.L.U.	Spain	100%	C/ Ibaizábal, 57 – 48960 Galdakao (Bizkaia)
Svenska Brettbolaget AB	Sweden	19.6%	Greg Turegatan 9, 114 46, (Stockholm)
WB Investment Ireland 2 Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
WB Investment Ireland Limited	Ireland	100%	6th Floor, 2 Grand Canal Square (Dublin 2)
WBH Holdings Luxembourg SCS	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
WBH Luxembourg SARL	Luxembourg	100%	2, Rue des Joncs, L-1818, Howald
WIH UK Limited	United Kingdom	100%(A)	Pemberton House, Bakers Road, Uxbridge, UB8 1EZ
Wir Sind Coca-Cola GmbH	Germany	100%	Stralauer Allee 4, 10245 (Berlin)

(A)	100% equity interest directly held by Coca-Cola European Partners plc.

(B)	Class A and B ordinary shares.

(C)	Class A, B and C ordinary shares.

(D)	Including preference shares issued to the Group.

(E)	38.3% equity interest directly held by Coca-Cola European Partners plc (100% of A ordinary shares in issue).

(F)	10% equity interest directly held by Coca-Cola European Partners plc.

(G)	Group shareholding of 99.99% or greater.

(H)	Class A and B shares. The Group holds 49% of Class B shares.